INCOME TAX EXPENSE AND DEFERRED TAXES - Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate
Net income before taxes	$ 178,022,719	$ 236,413,116	$ 153,015,601
Tax expense at legal rate (27.0%)	(48,066,134)	(63,831,541)	(41,314,212)
Effect of a different tax rate in other jurisdictions	1,032,950	(3,471,705)	967,671
Non-taxable revenues	(2,417,582)	9,507,807	12,522,541
Non-deductible expenses	(6,007,898)	(4,664,045)	(11,141,237)
Reversal of tax provision	113,747	(3,316,278)	(295,632)
Effect of monetary tax restatement Chilean companies	(5,936,464)	5,199,589	2,566,163
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	6,375,982	(590,718)	(18,870,149)
Adjustments to tax expense	(7,872,215)	6,136,355	(15,218,314)
Tax expense at effective rate	$ (54,905,399)	$ (61,166,891)	$ (55,564,855)
Effective rate	30.80%	25.90%	36.30%